Significant capital and funding transactions - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions				3 Months Ended	6 Months Ended
	Apr. 24, 2024 USD ($) $ / shares	Apr. 02, 2024 CAD ($)	Jan. 25, 2024 CAD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2024 CAD ($)	May 24, 2024 $ / shares shares	Jan. 25, 2024 $ / shares shares	Nov. 07, 2023 $ / shares shares
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issue of preference shares | $				$ 1,362	$ 2,106
Subordinated debenture [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Subordinated debentures issuance date		Apr. 02, 2024
Proceeds from issuance of subordinated debentures | $		$ 2,000
Interest rate		5.096%
Earliest par value redemption date		Apr. 03, 2029
Maturity		April 3, 2034
Borrowings, interest rate basis		Daily Compounded Canadian Overnight Repo Rate Average plus 1.56%
Borrowings, adjustment to interest rate basis		1.56%
Series 4 Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share	$ 1,000
Series Bv Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuing shares | $	$ 1,000
Par value per share	$ 1,000
Series 4 Common Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuing shares | $	$ 1,000
Series C2 Depositary Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Number of shares redeemed | shares								615
Series C2 Preference Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share								$ 1,000
Number of shares redeemed | shares								15
Series BU Preference Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Number of shares issued | shares							750
Par value per share							$ 1,000
Proceeds from issue of preference shares | $			$ 750
Percentage of semi annual cash dividend			7.408%
Percentage of premium			3.90%
U S Treasury Rate [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Interest rate	2.887%
Maturity	May 2, 2084
Fixed Rate [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Interest rate	7.50%
Maturity	May 2, 2029
Top of range [member] | Series Bv Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share	$ 5
Events after reporting period [member] | Series Az Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share						$ 25
Number of shares redeemed | shares						20,000